Themes Airlines ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Industrial Services - 99.9%(a)
Air Canada (b)	2,874	$44,506
Air France-KLM (b)	2,195	18,471
Alaska Air Group, Inc. (b)	817	52,901
Allegiant Travel Co.	300	28,236
American Airlines Group, Inc. (b)	2,930	51,070
ANA Holdings, Inc.	1,800	32,781
Cathay Pacific Airways Ltd.	11,525	14,156
Copa Holdings SA - Class A	378	33,219
Delta Air Lines, Inc.	686	41,503
Deutsche Lufthansa AG	4,959	31,725
easyJet PLC	5,372	37,661
El Al Israel Airlines (b)	4,142	9,042
Exchange Income Corp.	845	34,595
Frontier Group Holdings, Inc. (b)	1,126	8,006
International Consolidated Airlines Group SA	13,515	51,079
Japan Airlines Co. Ltd.	2,200	34,850
JetBlue Airways Corp. (b)	5,023	39,481
Mainfreight Ltd.	802	32,981
Norwegian Air Shuttle ASA (b)	12,887	12,453
Qantas Airways Ltd. (b)	7,268	40,352
Ryanair Holdings PLC - ADR	846	36,877
Singapore Airlines Ltd.	7,134	33,642
Skymark Airlines, Inc.	600	2,154
SkyWest, Inc. (b)	399	39,952
Southwest Airlines Co.	1,141	38,360
Sun Country Airlines Holdings, Inc. (b)	650	9,477
United Airlines Holdings, Inc. (b)	588	57,095
Wizz Air Holdings PLC (b)(c)	1,455	26,211
		892,836
TOTAL COMMON STOCKS (Cost $734,462)		892,836

SHORT-TERM INVESTMENTS - 0.0%(d)		Value
Money Market Funds - 0.0%(d)	Shares
First American Treasury Obligations Fund - Class X, 4.40% (e)	371	371
TOTAL SHORT-TERM INVESTMENTS (Cost $371)		371

TOTAL INVESTMENTS - 99.9% (Cost $734,833)		893,207
Other Assets in Excess of Liabilities - 0.1%		1,324
TOTAL NET ASSETS - 100.0%		$894,531
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
KLM - Kononklijke Luchtvaart Maatschappij
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $26,211 or 2.9% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Airlines ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$892,836	$–	$–	$892,836
Money Market Funds	371	–	–	371
Total Investments	$893,207	$–	$–	$893,207

Refer to the Schedule of Investments for further disaggregation of investment categories.